Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Tooling and molds	$169,070	$176,447
Leasehold improvements	68,404	74,034
Computer equipment, software and other	11,421	13,222
Furniture, fixtures and warehouse equipment	27,539	27,465
Construction in progress	121	173
	$276,555	$291,341
Less: Accumulated depreciation	(198,198)	(200,006)
Property and equipment, net	$78,357	$91,335
Depreciation expense for the years ended December 31, 2024, 2023 and 2022 was $46.8 million, $44.0 million, and $32.2 million, respectively.